Taxes (Details 3) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Deferred tax assets:
Net operating loss carry forwards	$ 1,227,940	$ 915,571
Accrued expenses and other	336,383	450,612
Valuation allowances	(1,186,188)	(658,452)
Total deferred tax assets	378,135	707,731
Deferred tax liabilities:
Intangible assets	(39,914)
Unbilled accounts receivables		(169,266)
Deferred contract costs		(26,368)
Total deferred tax liabilities	(39,914)	(195,634)
Total deferred tax assets, net	$ 338,221	$ 512,097